FORM N-CSRS

INVESTMENT COMPANY ACT FILE NUMBER(S):                  811-00972

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER:       PROGRESSIVE CAPITAL
                                                        ACCUMULATION TRUST

ADDRESS OF PRINCIPAL EXECUTIVE OFFICES:                 579 PLEASANT STREET
                                                        SUITE 4
                                                        PAXTON, MA 01612

NAME AND ADDRESS OF AGENT FOR SERVICE:                  CHRISTOPHER Y. WILLIAMS
                                                        579 PLEASANT STREET
                                                        PAXTON, MA 01612

REGISTRANT'S TELEPHONE NUMBER:                          (508) 831-1171

DATE OF FISCAL YEAR END:                                DECEMBER 31, 2005
DATE OF REPORTING PERIOD:                               JUNE 30, 2005




ITEM 1. REPORT TO SHAREHOLDERS

A copy of the Registrant's Semi-Annual Report that was transmitted to shareholders can be found below.



  ============================================================================




                                   PROGRESSIVE
                                    CAPITAL
                                  ACCUMULATION
                                      TRUST



                      ===================================

                               SEMI ANNUAL REPORT

                      ===================================








                                  JUNE 30, 2005
                                   (UNAUDITED)



  ============================================================================

                     PROGRESSIVE CAPITAL ACCUMULATION TRUST




        Comparison of the Change in Value of a $10,000 Investment in the Progressive Capital Accumulation Trust and the Standard & Poor's 500 Index


                              GRAPHIC PLOT POINTS

DATE                    TRUST VALUE             S&P500 VALUE
JUNE 30, 1995           $10,000.00              $10,000.00
DECEMBER 31, 1995       $11,058.66              $11,444.59
JUNE 30, 1996           $11,418.49              $12,600.05
DECEMBER 31, 1996       $12,723.46              $14,072.29
JUNE 30, 1997           $13,836.16              $16,972.14
DECEMBER 31, 1997       $14,382.22              $18,767.27
JUNE 30, 1998           $15,777.58              $22,091.36
DECEMBER 31, 1998       $17,172.09              $24,130.70
JUNE 30, 1999           $18,009.75              $27,118.52
DECEMBER 31, 1999       $21,654.37              $29,208.17
JUNE 30, 2000           $22,443.00              $29,084.32
DECEMBER 31, 2000       $20,759.41              $26,548.95
JUNE 30, 2001           $18,725.87              $24,771.03
DECEMBER 31, 2001       $17,723.56              $23,393.37
JUNE 30, 2002           $15,179.23              $20,315.14
DECEMBER 31, 2002       $14,215.47              $18,223.38
JUNE 30, 2003           $15,391.26              $20,366.24
DECEMBER 31, 2003       $16,991.10              $23,450.62
JUNE 30, 2004           $17,309.15              $24,258.20
DECEMBER 31, 2004       $17,685.01              $26,002.54
JUNE 30, 2005           $16,856.18              $25,792.16

The results shown above should not be considered predictive of future returns.




     ----------------------------------------------------------------------
                     Progressive Capital Accumulation Trust
                           Average Annual Total Return
        ===============================================================

          Six Months*        1 Year           5 Year       10 Year

           (4.69%)           (2.62%)         (5.56%)        5.36%
        ===============================================================

    * Not annualized for the period from December 31, 2004 to June 30, 2005.

     The chart and graph shown above do not reflect the deduction of taxes a shareholder might pay on distributions or redemptions. The results shown above should not be considered predictive of future returns.
     ----------------------------------------------------------------------

                                Expense Example

This example is intended to help you understand the ongoing costs (in dollars) of investing in the Trust. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from January 1, 2005 to June 30, 2005.

Actual Expenses
The first line of the table below provides information about actual account values and expenses. You may use the information in this line, together with the amount you invested, to estime the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the the Trust's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Trust's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Trust to other funds. To do so compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

                                                            Expenses Paid
                     Beginning             Ending           During Period*
                     Account Value         Account Value    January 1, 2005 -
                     January 1, 2005       June 30, 2005    June 30, 2005
                     ---------------       --------------   -----------------
Actual                   $1,000              $  953.10        $10.12

Hypothetical             $1,000              $1,024.79        $10.49
(5% return before
expenses)

* Expenses are equal to the Trust's annualized expense ratio of 2.09%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

                     PROGRESSIVE CAPITAL ACCUMULATION TRUST


                       STATEMENT OF ASSETS AND LIABILITIES
                                  JUNE 30, 2005
                                   (Unaudited)


Assets:
Investments at quoted market value (cost $5,612,905;
 see Schedule of Investments, Notes 1, 2, & 5).......     $  6,435,714
Cash ................................................           12,400
Dividends and interest receivable....................            8,950
                                                           -----------
    Total assets.....................................        6,457,064
                                                           -----------

Liabilities:
Accrued expenses and other liabilities (Note 3)......           39,610
                                                           -----------
    Total liabilities................................           39,610
                                                           -----------

Net Assets:
Capital stock (unlimited shares authorized at $1.00
 par value, amount paid in on 366,861 shares
 outstanding)(Note 1)................................        5,816,335
Accumulated undistributed net investment income
 (Note 1)............................................          873,248
Accumulated realized loss from security transactions,
 net (Note 1)........................................       (1,094,938)
Net unrealized appreciation in value of investments
 (Note 2)............................................          822,809
                                                           -----------
    Net assets (equivalent to $17.49 per share, based
     on 366,861 capital shares outstanding)..........     $  6,417,454
                                                           ===========


   The accompanying notes are an integral part of these financial statements.

                     PROGRESSIVE CAPITAL ACCUMULATION TRUST


                             STATEMENT OF OPERATIONS
                                  JUNE 30, 2005
                                   (Unaudited)


Income:
 Dividends...........................................     $     33,378
 Interest............................................           16,269
                                                           -----------
    Total income.....................................           49,647
                                                           -----------

Expenses:
 Management fees, net (Note 3).......................           24,094
 Legal fees..........................................            9,946
 Pricing and bookkeeping fees (Note 4)...............            9,198
 Audit and accounting fees...........................            6,464
 Transfer fees (Note 4)..............................            5,968
 Custodian fees......................................            1,367
 Trustees' fees and expenses.........................            1,243
 Other expenses......................................            9,446
                                                           -----------
    Total expenses...................................           67,726
                                                           -----------
Net investment loss..................................          (18,079)
                                                           -----------

Realized and unrealized gain on investments:
  Realized gain on investments-net...................           97,306
  Decrease in net unrealized appreciation in
   investments(393,527)..............................         (393,527)
                                                           -----------
    Net loss on investments..........................         (296,221)
                                                           -----------

Net decrease in net assets resulting from operations.     $   (314,300)
                                                            ===========


   The accompanying notes are an integral part of these financial statements.

                     PROGRESSIVE CAPITAL ACCUMULATION TRUST

                       STATEMENTS OF CHANGES IN NET ASSETS



                                                Six Month
                                                  Ended          Year Ended
                                              June 30, 2005     December 31,
                                               (Unaudited)          2004
                                              ---------------   ------------
From operations:
 Net investment loss ....................     $   (18,079)      $  (60,291)
 Realized gain (loss) on investments,net.          97,306         (251,839)
 Decrease (increase) in net unrealized
  appreciation in investments............        (393,527)         567,826
                                              --------------    ------------
   Net decrease (increase) in net assets
    resulting from operations............        (314,300)         255,696
                                              --------------    ------------
Distributions to shareholders:
  From net investment income ............           --               --
  From net realized gain on investments..           --               --
                                              --------------    ------------
       Total distributions to
        shareholders.....................           --               --
                                              --------------    ------------

From capital share transactions:
                        Number of Shares
                         2005      2004
                       --------- ---------
 Proceeds from sale of
  shares..............   3,090    33,423           54,407          600,548
 Shares issued to
  shareholders in
  distributions
  reinvested..........     --        --             --               --
 Cost of shares
  redeemed............  (1,723)  (18,686)         (30,348)        (332,673)
 Increase in net
  assets resulting
  from capital
  share transactions..   1,367    14,737           24,059          267,875
                      ========= =========     -------------     -----------

Net decrease (increase) in net assets....        (290,241)         523,571
Net assets:
  Beginning of period....................       6,707,695        6,184,124
                                              -------------     ------------
  End of period (including undistributed
   net investment income of $873,248 and
        $891,327, respectively)..........     $ 6,417,454       $ 6,707,695
                                              =============     ============


   The accompanying notes are an integral part of these financial statements.

                     PROGRESSIVE CAPITAL ACCUMULATION TRUST


                              FINANCIAL HIGHLIGHTS
                (for a share outstanding throughout each period)


                               Six Months
                                 Ended
                                June 30,         Year Ended December 31,
                                 2005
                               (Unaudited)    2004     2003     2002     2001
                              ------------------------------------------------

Investment income
(loss)...................        $ 0.16     $ 0.17    $ 0.59   $ 0.05  $ (0.09)
Expenses, net............          0.22       0.32      1.13     0.09    (0.13)
                              ------------------------------------------------
Net investment income
(loss)...................         (0.06)    (0.15)     (0.54)   (0.04)    0.04
Net realized and
 unrealized
 loss (gain) on
 investments.............         (0.80)     0.87       3.42    (3.60)   (3.19)

Distributions to shareholders:
  From net investment
  income.................           --        --        --       --       --
  From net realized
  gain
  on investments.........           --        --        --       --       --
                              ------------------------------------------------
Net decrease
(increase)
 in net asset value......         (0.86)     0.72      2.88    (3.64)    (3.15)
Net asset value:
 Beginning of period.....         18.35     17.63     14.75    18.39     21.54
                              ------------------------------------------------
 End of period...........       $ 17.49   $ 18.35   $ 17.63  $ 14.75   $ 18.39
                              ================================================

Net Assets, end of
 period (000's omitted)..       $6,417    $6,707    $6,184    $4,341   $5,578
Total Return.............       (4.69)%    4.08%    19.53%   (19.79)% (14.62)%
Ratio of expenses to
 average net assets......        2.09%     1.96%     1.95%     1.92%    1.64%
Ratio of net
investment income
 to average net assets...        (0.56)%   (0.95)%  (0.93)%  (0.87)%  (0.50)%
Portfolio turnover.......         0.06      0.04     0.06     0.13     0.05
Average commission
rate paid................         0.0773    0.0597   0.0544   0.0563   0.0473
Number of shares out-
 standing at end of
 period..................        366,861  365,494  350,757   294,232  303,313


   The accompanying notes are an integral part of these financial statements.

                     PROGRESSIVE CAPITAL ACCUMULATION TRUST

                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2005
                                   (Unaudited)


                                                            Value
Quantity                                                   (Note 1)

COMMON STOCKS - 79.30%
         Air Transport Industry - 2.15%
 1,700   Fedex Corporation............................ $     137,717
                                                       -------------

         Bank Industry -- 3.50%
 3,000   Bank of New York Company Incorporated........        86,340
 2,983   Citigroup Incorporated.......................       137,904
                                                       -------------
                                                             224,244
                                                       -------------

         Biotechnology Research & Development
         Industry -- 0.36%
 1,500   Biovail Corporation*.........................        23,280
                                                       -------------

         Chemical (Basic) Industry -- 1.14%
 1,700   Du Pont......................................        73,117
                                                       -------------

         Chemical (Specialty) Industry -- 3.20%
 4,400   Praxair Incorporated.........................       205,040
                                                       -------------

         Computer & Peripherals Industry -- 0.62%
 2,900   EMC Corporation/Mass*........................        39,759
                                                       -------------

         Computer Networks Industry -- 1.32%
 3,000   Network Appliance Incorporated*..............        84,810
                                                       -------------

         Computer Software & Services Industry --
         3.57%
 2,000   Automatic Data Processing Incorporated.......        83,940
 1,200   Computer Sciences Corporation*...............        52,440
 7,000   Oracle Corporation*..........................        92,400
                                                       -------------
                                                             228,780
                                                       -------------



* Non income producing security.

   The accompanying notes are an integral part of these financial statements.

                     PROGRESSIVE CAPITAL ACCUMULATION TRUST


                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2005
                                   (Unaudited)

                                   (Continued)
                                                            Value

Quantity                                                   (Note 1)
         Diversified Company Industry -- 3.68%
    66   Berkshire Hathaway Incorporated Class B*.....       183,711
 1,000   Danaher Corporation..........................        52,340
                                                       -------------
                                                             236,051
                                                       -------------

         Drug Industry -- 4.64%
 1,500   Amgen Incorporated*..........................        90,690
 7,500   Pfizer Incorporated..........................       206,850
                                                       -------------
                                                             297,540
                                                       -------------

         Electrical Equipment Industry - 7.68%
 4,000   Emerson Electric Company.....................       250,520
 7,000   General Electric Company.....................       242,550
                                                       -------------
                                                             493,070
                                                       -------------

         Electronics Industry -- 2.30%
 2,800   Canon Incorporated ADR.......................       147,364
                                                       -------------

         Entertainment Industry -- 0.78%
 3,000   Time Warner Incorporated*....................        50,130
                                                       -------------

         Food Processing Industry -- 1.90%
 4,168   Tootsie Roll Industries Incorporated.........       121,914
                                                       -------------

         Food Services Industry -- 0.72%
 5,620   Koninklijke Ahold ADR*.......................        45,972
                                                       -------------

         Food Wholesalers Industry -- 4.51%
 8,000   Sysco Corporation............................       289,520
                                                       -------------

         Household Products Industry -- 3.29%
 4,000   Procter & Gamble Company.....................       211,000
                                                       -------------



* Non income producing security.

   The accompanying notes are an integral part of these financial statements.

                     PROGRESSIVE CAPITAL ACCUMULATION TRUST


                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2005
                                   (Unaudited)

                                   (Continued)

                                                            Value
Quantity                                                   (Note 1)
         Insurance (Diversified) Industry -- 3.17%
 3,500   American International Group.................       203,350
                                                       -------------

         Insurance (Life) Industry -- 2.36%
 3,500   AFLAC Incorporated...........................       151,480
                                                       -------------

         Investment Company (Biotech) Industry --
         3.65%
 1,400   Biotech Holders Trust*.......................       234,220
                                                       -------------

         Management Services Industry -- 0.88%
 1,300   KLA-Tencor Corporation.......................        56,784
                                                       -------------

         Medical Supplies Industry -- 6.55%
 3,200   Abbott Laboratories..........................       156,832
 1,100   Bard C R Incorporated........................        73,161
 4,000   Stryker Corporation..........................       190,240
                                                       -------------
                                                             420,233
                                                       -------------

         Newspaper Industry -- 1.09%
 2,250   New York Times Company Class A...............        70,087
                                                       -------------

         Office Equipment & Supplies Industry --
         2.76%
 8,325   Staples Incorporated.........................       177,239
                                                       -------------

         Pharmaceutical Research and Development
         Industry --  0.19%
   320   Hospira Incorporated*........................        12,480
                                                       -------------

         Retail Building Supply Industry -- 3.30%
 5,450   Home Depot Incorporated......................       212,005
                                                       -------------


* Non income producing security.

   The accompanying notes are an integral part of these financial statements.

                     PROGRESSIVE CAPITAL ACCUMULATION TRUST


                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2005
                                   (Unaudited)

                                   (Continued)

                                                            Value
Quantity                                                   (Note 1)
         Retail Store Industry - 4.61%
 6,250   Dollar General...............................       127,250
 3,500   Wal-Mart Stores Incorporated.................       168,700
                                                       -------------
                                                             295,950
                                                       -------------

         Semiconductor Industry -- 1.62%
 4,000   Intel Corporation............................       104,080
                                                       -------------


         Telecommunication Equipment Industry --
         2.22%
 2,057   Agilent Technologies Incorporated*...........        47,352
 5,000   Cisco Systems Incorporated*..................        95,400
                                                       -------------
                                                             142,752
                                                       -------------

         Telecommunication Services Industry --
         1.54%
 3,000   Qualcomm Incorporated........................        99,030
                                                       -------------

         Total common stocks (cost $4,256,890) .......     5,088,998
                                                       -------------

OPTION CONTRACTS - 0.25%
   120   Puts S&P 500 Index September 1025, expire
         9/16/05*.....................................        16,200
                                                       -------------

UNITED STATES TREASURY BILLS - 20.73%

1,340,000 Treasury Bill, 2.8% yield, maturing 08/18/05
          (at cost)...................................     1,330,516
                                                       -------------

         Total investments (cost $5,612,905)..........     6,435,714
                                                       -------------

CASH & OTHER ASSETS, LESS LIABILITIES - (0.28%).......       (18,260)
                                                       -------------

         Total Net Assets............................. $   6,417,454
                                                       =============



* Non income producing security.

   The accompanying notes are an integral part of these financial statements.

                     PROGRESSIVE CAPITAL ACCUMULATION TRUST

                          NOTES TO FINANCIAL STATEMENTS
                                  JUNE 30, 2005



1. Significant accounting policies:
   On December 14, 1998, the Board of Trustees voted to change the name of the Trust from Anchor Capital Accumulation Trust to Progressive Capital Accumulation Trust. Subsequent to their vote the name change became effective January 21, 1999.
   Progressive Capital Accumulation Trust, a Massachusetts business trust (the "Trust"), is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end investment management company. The following is a summary of significant accounting policies followed by the Trust which are in conformity with those generally accepted in the United States of America's investment company industry. The preparation of financial statements in conformity with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
   A. Investment securities-- Security transactions are recorded on the date the investments are purchased or sold. Each day, at 4:00 pm EST or the close of the NYSE, securities traded on national security exchanges are valued at the last sale price on the primary exchange on which they are listed, or if there has been no sale, at the current bid price. Other securities for which market quotations are readily available are valued at the last known sales price, or, if unavailable, the known current bid price which most nearly represents current market value. If a particular security's market price is not available, the Trust will determine the appropriate price based on its "fair value." This means that the Trust may value such securities at fair value as determined in good faith by or under the direction of the Trust's Board of Trustees.Further information regarding the Trust's use of "fair value" pricing may be found in the Trust's Prospectus and Statement of Information under the caption "Share Price". Options are valued in the same manner. Foreign currencies and foreign denominated securities are translated at current market exchange rates as of 4:00 pm EST or the close of the NYSE. Temporary cash investments are stated at cost, which approximates market value. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Gains and losses from sales of investments are calculated using the "identified cost" method for both financial reporting and federal income tax purposes.
   B. Income Taxes-- The Trust has elected to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute each year all of its taxable income to its shareholders. No provision for federal income taxes is necessary since the Trust intends to qualify for and elect the special tax treatment afforded a "regulated investment company" under subchapter M of the Internal Revenue Code.
    Income and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with generally accepted accounting principles in the United States of America. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.
   C. Capital Stock-- The Trust records the sales and redemptions of its capital stock on trade date.

                     PROGRESSIVE CAPITAL ACCUMULATION TRUST

                          NOTES TO FINANCIAL STATEMENTS
                                  JUNE 30, 2005


                                   (Continued)

   D. Foreign Currency - Amounts denominated in or expected to settle in foreign currencies are translated into United States dollars at rates reported by a major Boston bank on the following basis:
     A. Market value of investment securities, other assets and liabilities at the 4:00 p.m. Eastern Time rate of exchange at the balance sheet date.
     B. Purchases and sales of investment securities, income and expenses at the rate of exchange prevailing on the respective dates of such transactions (or at an average rate if significant rate fluctuations have not occurred).
    The Trust does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
    Reported net realized foreign exchange gains or losses arise from sales and maturities of short term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Trust's books, and the United States dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

2. Tax basis of investments:
   At June 30, 2005, the total cost of investments for federal income tax purposes was identical to the total cost on a financial reporting basis. Aggregate gross unrealized appreciation in investments in which there was an excess of market value over tax cost was $1,406,521. Aggregate gross unrealized depreciation in investments in which there was an excess of tax cost over market value was $583,712. Net unrealized appreciation in investments at June 30, 2005 was $822,809.
   At December 31, 2004, the Trust had capital loss carryforwards with the following expiration dates:
      2009....................................    $      93,526
      2010....................................          307,159
      2011....................................          182,667
      2012....................................          251,839
                                                  -------------
                                                  $     835,191
                                                  =============
   The Trust also had no post-October capital losses for the year ended December 31, 2004.

3. Investment advisory service agreements:
   The investment advisory contract with Progressive Investment Management Corporation (the "investment adviser") provides that the Trust will pay the adviser a fee for investment advice based on 3/4 of 1% per annum of average daily net assets. At June 30, 2005, investment advisory fees of $4,012 were due and were included in "Accrued expenses and other liabilities" in the accompanying Statement of Assets and Liabilities.

                     PROGRESSIVE CAPITAL ACCUMULATION TRUST

                          NOTES TO FINANCIAL STATEMENTS
                                  JUNE 30, 2005


                                   (Continued)


4. Certain transactions:
   The Trust has entered into an agreement with Cardinal Investment Services, Inc. for transfer agent and dividend disbursing agent services. Annual fees for these services are $12,000.
   Fees earned by Progressive Investment Management, Inc. for expenses related to daily pricing of the Trust shares and for bookkeeping services for the six months ended June 30, 2005 were $9,198. Annual fees for these services are $18,500.

5. Related parties:
   The Chief Compliance Officer of the Trust, Mr. Christopher Y. Williams, is also the President of Cardinal Investment Services, Incorporated, the Trust's transfer agent. No amounts were paid by the Trust for his services as Chief Compliance Officer for the periods ending June 30, 2005 and December 31, 2004.

6. Purchases and sales:
   Aggregate cost of purchases and the proceeds from sales and maturities on investments for the six months ended June 30, 2005 were:
    Cost of securities acquired:
      Short-term government and investments backed
       by such securities.........................      $  2,563,318
      Other investments...........................           499,639
                                                       -------------
                                                        $  3,062,957
                                                       =============
    Proceeds from sales and maturities:
      Short-term government and investments backed
       by such securities.........................      $  2,725,283
      Other investments...........................           293,551
                                                       -------------
                                                        $  3,018,834
                                                       =============

                     PROGRESSIVE CAPITAL ACCUMULATION TRUST



                              OFFICERS AND TRUSTEES

                                                             LENGTH OF SERVICE
NAME                                  POSITION               TERM OF OFFICE
--------------------                  -------------          -----------------
ERNIE BUTLER                          Trustee                Since 1998;
Born: June 17, 1928                                          Indefinite
Chairman, I.E. Butler Securities


SPENCER H. LE MENAGER                 Trustee                Since 1985;
Born: January 25, 1938                                       Indefinite
President, Equity Inc.


DAVID W.C. PUTNAM                     Chairman               Since 1985;
Born: October 8, 1939                 and Trustee            Indefinite
President, F.L. Putnam
Securities Company, Incorporated


CHRISTOPHER Y. WILLIAMS               Chief Compliance       Since 1994 (and
Born: December 12, 1964               Officer and Vice       2004 as Chief
President, Cardinal Investment        President              Compliance Officer)
Services, Inc.
Vice President, Progressive
Investment Management, Inc.


DAVID Y. WILLIAMS                     President, Secretary   Since 1985;
Born: November 24, 1930               and Trustee            Indefinite
President and Director, Wincanton
Partners
President and Director, Anchor Investment
Management Corporation
Vice President and Director, Progressive
Investment Management, Inc.


The business address for the each officer and trustee is 579 Pleasant Street, Suite 4, Paxton, MA 01612. Additional information regarding the Trust's officers and trustees may be found in the Statement of Additional Information accompanying the Trust's Prospectus






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                     PROGRESSIVE CAPITAL ACCUMULATION TRUST



                      INVESTMENT ADVISER AND ADMINISTRATOR
                     Progressive Investment Management, Inc.
            579 Pleasant Street, Suite 4, Paxton, Massachusetts 01612
                                 (508) 831-1171

                                 TRANSFER AGENT
                       Cardinal Investment Services, Inc.
            579 Pleasant Street, Suite 4, Paxton, Massachusetts 01612
                                 (508) 831-1171

                                    CUSTODIAN
                         Investors Bank & Trust Company
                200 Clarendon Street, Boston, Massachusetts 02116

                          INDEPENDENT PUBLIC ACCOUNTANT
                            Livingston & Haynes, P.C.
                  40 Grove St., Wellesley, Massachusetts 02482

                                  LEGAL COUNSEL
                             Thorp Reed & Armstrong
                One Oxford Center, Pittsburgh, Pennsylvania 15219




This report is not authorized for distribution to prospective investors in the Trust unless preceded or accompanied by an effective prospectus which includes information concerning the Trust's record or other pertinent information.


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ITEM 2. CODE OF ETHICS

As of the period ended June 30, 2005, Progressive Capital Accumulation
Trust (also referred to herein as the "Registrant," or the "Trust") has adopted a code of ethics ("Code") that applies to the Registrant's principal executive officer and principal financial officer, principal accounting officer or controller, or person performing similar functions, a copy of which is included as an exhibit to this Form N-CSRS. Any person may request without charge a copy of the Registrant's code of ethics by contacting the Trust collect at
(508) 831-1171.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The Registrant's board of trustees has determined that the Registrant has at least one audit committee financial expert serving on its audit committee. The name of the audit committee financial expert is I. Ernie Butler, who is an "independent" trustee for the purposes of this Item.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

The information required by this Item 4 was filed in the Trust's annual report on this Form N-CSR.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

This Item only applies to a registrant that is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3) and is therefore not applicable.


ITEM 6. SCHEDULE OF INVESTMENTS

The schedule is included as part of the report to shareholders filed under
Item 1 of this Form N-CSRS.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable


ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

None


ITEM 11. CONTROLS AND PROCEDURES

The Registrant's principal executive officers concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-2(c0 that are in place are effective to ensure that the information required in filings by the Registrant on Form N-CSR is recorded, processed, summarized, and reported on a timely basis. The Registrant's principal executive officers concluded that such procedures did not have any significant deficiencies or material weaknesses that require corrective action.


ITEM 12. EXHIBITS

(a)  Code of Ethics

(b)  Certifications



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